Average Annual Total Returns{- Fidelity Stocks for Inflation ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity Stocks for Inflation ETF	Fidelity Stocks for Inflation ETF Return Before Taxes Past 1 year	Fidelity Stocks for Inflation ETF Return Before Taxes Since Inception		Fidelity Stocks for Inflation ETF After Taxes on Distributions Past 1 year	Fidelity Stocks for Inflation ETF After Taxes on Distributions Since Inception		Fidelity Stocks for Inflation ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Stocks for Inflation ETF After Taxes on Distributions and Sales Since Inception		IXXSE Past 1 year	IXXSE Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	2.12%	6.07%	[1]	0.90%	4.88%	[1]	1.50%	4.26%	[1]	2.55%	6.51%	[1]	20.96%	23.44%	[1]

[1]	(a)From November 5, 2019